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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-07242

 The Cutler Trust

(Exact name of registrant as specified in charter)

525 Bigham Knoll Jacksonville, Oregon	97530
(Address of principal executive offices)	(Zip code)

Erich M. Patten

 Cutler Investment Counsel, LLC         525 Bigham Knoll        Jacksonville, Oregon 97530

(Name and address of agent for service)

Registrant's telephone number, including area code:  (541) 770-9000

Date of fiscal year end:         June 30, 2013

Date of reporting period:       September 30, 2012

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

CUTLER EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)
COMMON STOCKS — 97.5%	Shares	Value

Consumer Discretionary — 14.7%
Hotels, Restaurants & Leisure — 2.4%
McDonald's Corporation	24,405	$2,239,159

Household Durables — 1.7%
Tupperware Brands Corporation	30,000	1,607,700

Media — 3.4%
Walt Disney Company (The)	60,975	3,187,773

Multiline Retail — 3.4%
Nordstrom, Inc.	56,385	3,111,324

Specialty Retail — 3.8%
Home Depot, Inc. (The)	58,420	3,526,815

Consumer Staples — 6.7%
Beverages — 1.4%
PepsiCo, Inc.	18,745	1,326,584

Food & Staples Retailing — 1.2%
Sysco Corporation	34,845	1,089,603

Food Products — 1.1%
Archer-Daniels-Midland Company	37,135	1,009,329

Household Products — 3.0%
Kimberly-Clark Corporation	17,240	1,478,847
Procter & Gamble Company (The)	18,680	1,295,645
		2,774,492
Energy — 14.4%
Energy Equipment & Services — 3.2%
Diamond Offshore Drilling, Inc.	25,000	1,645,250
Halliburton Company	40,000	1,347,600
		2,992,850

CUTLER EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 97.5% (Continued)	Shares	Value

Energy — 14.4% (Continued)
Oil, Gas & Consumable Fuels — 11.2%
Anadarko Petroleum Corporation	25,000	$1,748,000
BP plc	40,000	1,694,400
Chevron Corporation	29,820	3,475,819
ConocoPhillips	24,580	1,405,485
Exxon Mobil Corporation	17,355	1,587,115
Phillips 66	9,930	460,454
		10,371,273
Financials — 14.9%
Capital Markets — 1.2%
Charles Schwab Corporation (The)	85,095	1,088,365

Commercial Banks — 1.7%
M&T Bank Corporation	16,340	1,554,915

Consumer Finance — 3.6%
American Express Company	59,205	3,366,396

Diversified Financial Services — 1.7%
JPMorgan Chase & Company	40,000	1,619,200

Insurance — 6.7%
Chubb Corporation (The)	39,670	3,026,028
Hartford Financial Services Group	100,000	1,944,000
Lincoln National Corporation	50,000	1,209,500
		6,179,528
Health Care — 14.7%
Health Care Equipment & Supplies — 2.6%
Becton, Dickinson and Company	30,325	2,382,332

Health Care Providers & Services — 1.7%
Aetna, Inc.	40,000	1,584,000

CUTLER EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 97.5% (Continued)	Shares	Value

Health Care — 14.7% (Continued)
Pharmaceuticals — 10.4%
Abbott Laboratories	20,000	$1,371,200
Bristol-Myers Squibb Company	44,740	1,509,975
GlaxoSmithkline plc	40,000	1,849,600
Johnson & Johnson	21,420	1,476,052
Merck & Company, Inc.	76,790	3,463,229
		9,670,056
Industrials — 8.2%
Aerospace & Defense — 4.3%
Honeywell International, Inc.	21,540	1,287,015
United Technologies Corporation	34,010	2,662,643
		3,949,658
Electrical Equipment — 1.2%
Emerson Electric Company	23,735	1,145,689

Machinery — 2.7%
Caterpillar, Inc.	28,980	2,493,439

Information Technology — 11.4%
Computers & Peripherals — 1.4%
Apple, Inc.	2,000	1,334,520

IT Services — 4.1%
International Business Machines Corporation	18,565	3,851,309

Semiconductors & Semiconductor Equipment — 3.0%
Intel Corporation	64,465	1,462,066
Texas Instruments, Inc.	47,400	1,305,870
		2,767,936
Software — 2.9%
Microsoft Corporation	89,425	2,663,077

Materials — 6.1%
Chemicals — 3.3%
E.I. du Pont de Nemours and Company	32,905	1,654,134
Monsanto Company	15,215	1,384,869
		3,039,003

CUTLER EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 97.5% (Continued)	Shares	Value

Materials — 6.1% (Continued)
Metals & Mining — 2.8%
Newmont Mining Corporation	30,000	$1,680,300
Nucor Corporation	23,620	903,701
		2,584,001
Telecommunication Services — 4.7%
Diversified Telecommunication Services — 4.7%
AT&T, Inc.	41,940	1,581,138
Verizon Communications, Inc.	60,960	2,777,947
		4,359,085
Utilities — 1.7%
Gas Utilities — 1.7%
National Fuel Gas Company	29,545	1,596,612

Total Common Stocks (Cost $72,891,705)		$90,466,023

MONEY MARKET FUNDS — 1.6%	Shares	Value

AIM STIT - STIC Prime Portfolio - Institutional Class, 0.09% (a)	1,520,196
(Cost $1,520,196)		$1,520,196

Total Investments at Value — 99.1% (Cost $74,411,901)		$91,986,219

Other Assets in Excess of Liabilities — 0.9%		792,161

Net Assets — 100.0%		$92,778,380

(a) Variable rate security.  The rate shown is the 7-day effective yield as of September 30, 2012.

See accompanying notes to Schedule of Investments.

CUTLER EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)

1.   Securities Valuation

Cutler Equity Fund’s (the “Fund”) portfolio securities are valued as of the close of business of the regular session of the principal exchange where the security is traded. Exchange traded securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each Fund business day.  In the absence of a sale, such securities are valued at the mean of the last bid and asked price.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Non-exchange traded securities for which over-the-counter quotations are available are generally valued at the closing bid price.  Short-term instruments (those with remaining maturities of 60 days or less) may be valued at amortized cost, which approximates market value.

The Fund values securities at fair value pursuant to procedures adopted by the Board of Trustees if (1) market quotations are insufficient or not readily available or (2) the Fund’s investment adviser believes that the prices or values available are unreliable due to, among other things, the occurrence of events after the close of the securities markets on which the Fund’s securities primarily trade but before the time as of which the Fund calculates its net asset value.  Fair valued securities will be classified as Level 2 or 3 (see below) within the fair value hierarchy, depending on the inputs used.  Investments in money market funds are valued at amortized cost.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2012 by security type:

	Level 1	Level 2	Level 3	Total
Common Stocks	$90,466,023	$-	$-	$90,466,023
Money Market Funds	1,520,196	-	-	1,520,196
Total	$91,986,219	$-	$-	$91,986,219

See the Fund’s Schedule of Investments for a listing of the common stocks valued using Level 1 inputs by industry type.  The Fund did not have any transfers in and out of any Level as of September 30, 2012.  There were no Level 2 or Level 3 securities or derivative instruments held in the Fund as of September 30, 2012.  It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

CUTLER EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

2.   Investment Transactions

Investment transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.   Federal Income Tax

The following information is computed on a tax basis for each item as of September 30, 2012:

Cost of portfolio investments	$74,431,600

Gross unrealized appreciation	$18,682,503
Gross unrealized depreciation	(1,127,884)

Net unrealized appreciation	$17,554,619

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

Item 2. Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Cutler Trust

By (Signature and Title)*		/s/ Erich M. Patten
Erich M. Patten, President

Date	October 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Erich M. Patten
Erich M. Patten, President

Date	October 30, 2012

By (Signature and Title)*		/s/ Matthew C. Patten
Matthew C. Patten, Treasurer

Date	October 30, 2012

* Print the name and title of each signing officer under his or her signature.